S000016652 [Member] Investment Objectives and Goals - Franklin Multi-Asset Conservative Growth Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Multi-Asset Conservative Growth Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks balance of growth of capital and income.